SCF RC Funding I LLC and SCF RC Funding II LLC
Net-Lease Mortgage Notes, Series 2016-1
Sample Owned Property and Lease Agreed-Upon Procedures

Report To:
SCF Realty Capital LLC
Credit Suisse Securities (USA) LLC
Guggenheim Securities, LLC

11 November 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SCF Realty Capital LLC
47 Hulfish Street, Suite 210
Princeton, New Jersey 08542

Credit Suisse Securities (USA) LLC
11 Madison Avenue
New York, New York 10010

Guggenheim Securities, LLC
330 Madison Avenue, 14th Floor
New York, New York 10017

Re:	SCF RC Funding I LLC and SCF RC Funding II LLC (the “Issuers”)
Net-Lease Mortgage Notes, Series 2016-1 (the “Notes”)
Sample Owned Property and Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuers in evaluating the accuracy of certain information with respect to a pool consisting primarily of (i) fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Owned Properties”) and (ii) each of the leases with respect to such Owned Properties and all payments required thereunder (the “Leases,” together with the Owned Properties, the “Collateral Pool”) that will secure the Notes.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, SCF Realty Capital LLC (the “Property Manager”), on behalf of the Issuers, provided us with:
a.	Electronic data files:
i.
Labeled “AUP Fields.xlsx” (the “Initial Preliminary Listing”) that the Property Manager, on behalf of the Issuers, indicated contains a list of property identification numbers (the “Property IDs”) relating to certain fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Initial Preliminary Owned Properties”) and each of the leases with respect to such Initial Preliminary Owned Properties and all payments required thereunder (the “Initial Preliminary Leases,” together with the Initial Preliminary Owned Properties, the “Initial Preliminary Collateral Pool”), which are expected to be representative of the Owned Properties and Leases, respectively,

ii.
Labeled “Data Tape 2016.10.05 540pm V2.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File Part A”) that the Property Manager, on behalf of the Issuers, indicated contains information as of 30 September 2016 (the “Statistical Cut-off Date”) (or with respect to certain appraisal information, as of 12 October 2016 (the “Appraisal Cut-off Date”) relating to certain fee title to, and leasehold interests in ground leases on, commercial real estate properties (the “Preliminary Owned Properties”) and each of the leases with respect to such Preliminary Owned Properties and all payments required thereunder (the “Preliminary Leases,” together with the Preliminary Owned Properties, the “Preliminary Collateral Pool”), which are expected to be representative of the Owned Properties and Leases, respectively,

iii.
Labeled “Data Tape 2016.10.18 1200pm New Deals Only.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File Part B”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut‑off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date) relating to certain Preliminary Owned Properties and Preliminary Leases,

iv.
Labeled “Data Tape 2016.10.20 1200am New Deals Only.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File Part C”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date) relating to certain Preliminary Owned Properties and Preliminary Leases,

v.
Labeled “Data Tape 2016.10.20 1230pm New Deals Only.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File Part D”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date) relating to certain Preliminary Owned Properties and Preliminary Leases,

vi.
Labeled “Data Tape 2016.10.20 1230pm (Incorporating EY Exceptions)V2.xlsx” and the corresponding record layout and decode information (the “Data File,” together with the Initial Preliminary Listing, Preliminary Data File Part A, Preliminary Data File Part B, Preliminary Data File Part C and Preliminary Data File Part D, the “Provided Data Files”) that the Property Manager, on behalf of the Issuers, indicated contains information as of the Statistical Cut-off Date (or with respect to certain appraisal information, as of the Appraisal Cut-off Date) relating to the Owned Properties and Leases,

vii.
Labeled “RemitReport 2162 SCF Realty Capital 09-08-2016.email.xlsx” and the corresponding decode information (the “Remittance A Report”) that the Property Manager, on behalf of the Issuers, indicated contains monthly base rent payment information as of the Statistical Cut-off Date relating to certain Preliminary Owned Properties and Preliminary Leases,

viii.
Labeled “RemitReport 2162 SCF Realty Capital 09-19-2016.email.xlsx” and the corresponding decode information (the “Remittance B Report,” together with the Remittance A Report, the “Remittance Reports”) that the Property Manager, on behalf of the Issuers, indicated contains additional monthly base rent payment information as of the Statistical Cut-off Date relating to certain Preliminary Owned Properties and Preliminary Leases and

ix.
Labeled “Percentage Rent Report.xlsx” and the corresponding decode information (the “Rent Report,” together with the Remittance Reports, the “Source Schedules”) that the Property Manager, on behalf of the Issuers, indicated contains trailing twelve month percentage rent information as of the Statistical Cut-off Date relating to certain Preliminary Owned Properties and Preliminary Leases,

b.	Imaged copies of:
i.
The lease summary, master lease agreement, single-unit lease agreement, unconditional guaranty of payment and performance and any corresponding amendments, addendums, estoppels, assignment and assumptions, notice of renewals or notice of name changes or other related documents (as applicable and collectively, the “Lease Agreement”),

ii.	The appraisal report (the “Appraisal”),
iii.	The survey (the “Survey”),
iv.	The phase I environmental report (as applicable, the “Phase I Environmental Report”) and
v.
The phase II investigation report (as applicable, the “Phase II Investigation Report,” together with the Source Schedules, Lease Agreement, Appraisal, Survey and Phase I Environmental Report, the “Source Files”),

for each Sample Owned Property and Lease (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A) and Data File, which are shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

As instructed by the Property Manager, on behalf of the Issuers, we obtained updated obligor information for certain Sample Owned Properties and Leases from the internet website address http://apps.sos.wv.gov/business/corporations/organization.aspx?org=207507 (the “Website,” together with the Source Files, the “Sources”).

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuers are responsible for the Provided Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Preliminary Data File or Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Preliminary Listing, Preliminary Data File Part A, Preliminary Data File Part B, Preliminary Data File Part C, Preliminary Data File Part D, Sources or any other information provided to us, or that we were instructed to obtain, by the Property Manager, on behalf of the Issuers, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Preliminary Owned Properties, Preliminary Owned Properties, Owned Properties, Initial Preliminary Leases, Preliminary Leases or Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Property Manager, on behalf of the Issuers, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originators of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 November 2016

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Property Manager, on behalf of the Issuers, we:
a.
Selected the 14 Initial Preliminary Owned Properties and Initial Preliminary Leases (the “Selected Sample Owned Properties and Leases”) on the Initial Preliminary Listing with an include manually value of “X,” as shown on the Initial Preliminary Listing and

b.
Randomly selected a sample of 151 Initial Preliminary Owned Properties and Initial Preliminary Leases that are not Selected Sample Owned Properties and Leases from the Initial Preliminary Listing (the “Random Sample Owned Properties and Leases,” together with the Selected Sample Owned Properties and Leases, the “Preliminary Sample Owned Properties and Leases”).

The Selected Sample Owned Properties and Leases were selected by the Property Manager, on behalf of the Issuers.  The Property Manager, on behalf of the Issuers, did not inform us as to the basis or criteria used for the selection of the Selected Sample Owned Properties and Leases.

The Property Manager, on behalf of the Issuers, did not inform us as to the basis for how they determined the number of Random Sample Owned Properties and Leases they instructed us to randomly select from the Initial Preliminary Listing.

For the purpose of these procedures, the 165 Preliminary Sample Owned Properties and Leases are referred to as Preliminary Sample Owned Property and Lease Numbers 1 through 165.

2.
As instructed by the Property Manager, on behalf of the Issuers, we combined the information on the Preliminary Data File Part A, Preliminary Data File Part B, Preliminary Data File Part C and Preliminary Data File Part D, subject to the additional instruction provided by the Property Manager, on behalf of the Issuers, which is described in the succeeding paragraph of this Item 2.

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to delete the information associated with the Property ID included on Preliminary Data File Part D that is also included on Preliminary Data File Part B.

The Preliminary Data File Part A, Preliminary Data File Part B, Preliminary Data File Part C and Preliminary Data File Part D, as combined and adjusted, is herein after referred to as the “Preliminary Data File” and the commercial real estate properties and related leases included on the Preliminary Data File are the Preliminary Owned Properties and Preliminary Leases, respectively.

Attachment A Page 2 of 3

3.
For each commercial real estate property and related lease on the Initial Preliminary Listing and Preliminary Data File, we compared the Property ID, as shown on the Initial Preliminary Listing, to the corresponding Property ID, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Owned Properties and Preliminary Leases on the Preliminary Data File were included on the Initial Preliminary Listing,
b.
11 of the Initial Preliminary Owned Properties and Initial Preliminary Leases included on the Initial Preliminary Listing were not included on the Preliminary Data File (the “Removed Initial Preliminary Owned Properties and Initial Preliminary Leases”) and

c.
Eight of the Removed Initial Preliminary Owned Properties and Initial Preliminary Leases were Preliminary Sample Owned Properties and Leases (the “Removed Preliminary Sample Owned Properties and Leases”).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, indicated that the Property ID was updated between the Initial Preliminary Listing and Preliminary Data File for seven Preliminary Sample Owned Properties (the “Re-identified Sample Properties”).  The Property Manager, on behalf of the Issuers, indicated that the Re-identified Sample Properties were included on the Preliminary Data File.  We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided to us by the Property Manager, on behalf of the Issuers relating to the updated Property IDs.

The Removed Preliminary Sample Owned Properties and Leases are Preliminary Sample Owned Property and Lease Numbers 140 through 147.  The 157 Preliminary Sample Owned Properties and Leases on the Preliminary Data File are hereinafter referred to as the “Sample Owned Properties and Leases.”  For the purpose of these procedures, the 157 Sample Owned Properties and Leases are referred to by their Preliminary Sample Owned Property and Lease Numbers 1 through 165, which are hereinafter referred to as Sample Owned Property and Lease Numbers 1 through 165.

4.
For each Sample Owned Property and Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are stated in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Property Manager, on behalf of the Issuers, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

5.
For each commercial real estate property and related lease on the Preliminary Data File and Data File, we compared the Property ID, as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:

a.	All of the Owned Properties and Leases included on the Data File were included on the Preliminary Data File,
b.
One of the Preliminary Owned Properties and Preliminary Leases included on the Preliminary Data File was not included on the Data File (the “Removed Preliminary Owned Property and Preliminary Lease”) and

c.	The Removed Preliminary Owned Property and Preliminary Lease was not a Sample Owned Property and Lease.

Attachment A Page 3 of 3

6.
For each Sample Owned Property and Lease, we compared the Sample Characteristics, all as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File.  Except for the information shown on Exhibit 3 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Property ID	Prop ID	Lease Agreement	i.

Address	Address	Survey, Appraisal or Phase I Environmental Report	ii., iii.

City	City	Survey, Appraisal or Phase I Environmental Report	ii., iii.

State	State	Survey, Appraisal or Phase I Environmental Report	ii.

Building SF	Building SF	Survey	iv.

Acres	Acres	Survey	v.

Concept	Concept	Phase I Environmental Report	iii.

Phase I (Y/N)	Phase I (Y/N)	Phase I Environmental Report	vi.

Phase II (Y/N)	Phase II Obtained Subsequent to Phase I (Y/N)	Phase II Investigation Report	vi.

Flood zone	Flood Zone	Survey

Flood insurance required? (Y/N)	Flood Insurance Required? (Y/N)	Survey	vii.

Investment type	Investment Type	Lease Agreement	viii.

Appraisal date	Appraisal Date	Appraisal

Appraisal value	Appraised Value	Appraisal

Appraisal land value	Appraised Land Values	Appraisal	ix.

Collateral value	Collateral Value	Appraisal

Lease status	Lease Status	Lease Agreement	x.

Triple net (Y/N)	Is Lease Triple Net? (Y/N)	Lease Agreement	xi.

Monthly base rent	Monthly Base Rent PMT (09/01/16)	(a) Remittance Reports or Lease Agreement or (b) Recalculation and Lease Agreement	xii.

Annualized base rent	Annualized Base Rent	(a) Recalculation or (b) Lease Agreement	xiii.
Trailing twelve month percentage rent	Percentage Rent	Rent Report or Lease Agreement	xiv.

Total annual rent	Total Annual Rental Income	Recalculation and Sources, as applicable	xv.

Exhibit 1 to Attachment A Page 2 of 6

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Ground lease monthly base rent	Monthly Base Ground Rent PMT (09/01/16)	Lease Agreement	xvi.

Ground lease annualized base rent	Annualized Base Ground Rent	Lease Agreement	xvi.

Net total annual rent	NOI	Recalculation and Sources, as applicable	xvii.

First full lease payment	First Full Lease Payment	Lease Agreement	xviii.

Lease expiration	Lease Expiration	Lease Agreement

Ground lease expiration	Ground Lease Expiration Date	Lease Agreement	xvi.

Escalation description	Escalation Description	Lease Agreement

Ground lease escalation description	Ground Lease Escalation Description	Lease Agreement	xvi.

Renewal options	Renewal Options	Lease Agreement

Ground lease renewal options	Ground Lease Renewal Options	Lease Agreement	xvi.

Tenant	Tenant	Lease Agreement

Obligor	Obligor	Lease Agreement or Website	xix.

Corporate guarantor	Corporate Guarantor	Lease Agreement	xx.

Tenant purchase option	Tenant Purchase Option (Y/N)	Lease Agreement

Exhibit 1 to Attachment A Page 3 of 6

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the address, city and state Sample Characteristics for each Sample Owned Property and Lease (except for Sample Owned Property and Lease Numbers 19, 21, 27, 36, 42, 44, 60, 70, 81, 93, 103, 108, 117, 124, 125, 163 and 164), the Property Manager, on behalf of the Issuers, instructed us to use the Survey as the Source.

For the purpose of comparing the address, city and state Sample Characteristics for Sample Owned Property and Lease Numbers 19, 27, 44, 60, 70, 81, 103, 108, 117, 124, 125 and 164, the Property Manager, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the address, city and state Sample Characteristics for Sample Owned Property and Lease Numbers 21, 36, 42, 93 and 163, the Property Manager, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source.

iii.
For the purpose of comparing the address, city and concept Sample Characteristics for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to ignore differences due to abbreviations, truncations or misspellings.

iv.
For the purpose of comparing the building SF Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to round the building SF, as shown on both the Preliminary Data File and Survey, to the nearest square foot.

v.	For the purpose of comparing the acres Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us to:
a.	Round the acres, as shown on the Survey, to the nearest hundredth (XX.XX) and
b.	Ignore differences of +/- 0.01 or less.

vi.
For the purpose of comparing the phase I (Y/N) and phase II (Y/N) Sample Characteristics for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “Y” if a Phase I Environmental Report and/or Phase II Investigation Report, as applicable, was provided.

The Property Manager, on behalf of the Issuers, indicated the following:

“If a Phase I Environmental Report and/or Phase II Investigation Report, as applicable, is not provided then the Preliminary Data File value should be “N” for the phase I (Y/N) and phase II (Y/N) Sample Characteristics, as applicable.”

vii.	For the purpose of comparing the flood insurance required? (Y/N) Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.	Note agreement with a Preliminary Data File value of “N” if the Survey indicated a flood zone value of B, C, X or UNMAPPED and
b.	Note agreement with a Preliminary Data File value of “Y” if the Survey indicated a flood zone value other than B, C, X or UNMAPPED.

Exhibit 1 to Attachment A Page 4 of 6

Notes:  (continued)

viii.	For the purpose of comparing the investment type Sample Characteristics for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.	Note agreement with a Preliminary Data File value of “Master Lease” for each Sample Owned Property and Lease with more than one asset ID, as shown on the Lease Agreement,
b.	Note agreement with a Preliminary Data File value of “Ground Lease” for each Sample Owned Property and Lease with one asset ID that has a “land lease” designation, as shown on the Lease Agreement, and
c.
Note agreement with a Preliminary Data File value of “Single Site Lease” for each Sample Owned Property and Lease with one asset ID that does not have a “land lease” designation, as shown on the Lease Agreement.

ix.
For the purpose of comparing the appraisal land value Sample Characteristic, the Property Manager, on behalf of the Issuers, instructed us not to compare the appraisal land value Sample Characteristic for Sample Owned Property and Lease Number 138.

x.
For the purpose of comparing the lease status Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “Active,” if the lease expiration date, as shown on the Lease Agreement, occurs on or after the Statistical Cut-off Date.

xi.	For the purpose of comparing the triple net (Y/N) Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to:
a.
Note agreement with a Preliminary Data File value of “Y” if the lessee or tenant is required to pay taxes, insurance, utilities and maintenance (collectively, the “Additional Rent”), as shown on the Lease Agreement, and

b.	Note agreement with a Preliminary Data File value of “N” if the lessee or tenant is not required to pay Additional Rent, as shown on the Lease Agreement.

xii.
For the purpose of comparing the monthly base rent Sample Characteristic for each Sample Owned Property and Lease (except for Sample Owned Property and Lease Numbers 138, 139 and 148), the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Remittance Reports or Lease Agreement.  We performed no procedures to reconcile any differences that may exist between the Remittance Reports and Lease Agreement for the monthly base rent Sample Characteristic.

For the purpose of comparing the monthly base rent Sample Characteristic for Sample Owned Property and Lease Numbers 138, 139 and 148, the Property Manager, on behalf of the Issuers, instructed us to recalculate the monthly base rent by:
a.	Dividing the:
(1)	Annualized base rent, as determined in note xiii. below,
by
(2)	12
and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

Exhibit 1 to Attachment A Page 5 of 6

Notes:  (continued)

xiii.
For the purpose of comparing the annualized base rent Sample Characteristic for each Sample Owned Property and Lease (except for Sample Owned Property and Lease Numbers 138, 139 and 148), the Property Manager, on behalf of the Issuers, instructed us to recalculate the annualized base rent by:

a.	Multiplying the:
(1)	Monthly base rent, as determined in note xii. above,
by
(2)	12
and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of comparing the annualized base rent Sample Characteristic for Sample Owned Property and Lease Numbers 138, 139 and 148, the Property Manager, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

xiv.
For the purpose of comparing the trailing twelve month percentage rent Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the value on the Preliminary Data File agreed with the corresponding information on at least one of the Rent Report or Lease Agreement.  We performed no procedures to reconcile any differences that may exist between the Rent Report and Lease Agreement for the trailing twelve month percentage rent Sample Characteristic.

xv.
For the purpose of comparing the total annual rent Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the total annual rent by:

a.	Adding the:
(1)	Annualized base rent for the related Sample Property and Lease, as determined in note xiii. above,
(2)	Trailing twelve month percentage rent for the related Sample Property and Lease, as determined in note xiv. above, and
(3)	Trailing twelve month percentage rent for each Preliminary Owned Property and Lease that corresponds to the same Master Lease as the Sample Owned Property and Lease
and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A Page 6 of 6

Notes:  (continued)

xvi.
We were instructed by the Property Manager, on behalf of the Issuers, not to compare the ground lease monthly base rent, ground lease annualized base rent, ground lease expiration, ground lease escalation description and ground lease renewal options Sample Characteristics for each Sample Owned Property and Lease with an ownership, as shown on the Preliminary Data File, of “Leased Fee” or “Leased Fee – Land Only.”

xvii.
For the purpose of comparing the net total annual rent Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to recalculate the net total annual rent by:

a.	Subtracting the:
(1)	Ground lease annualized base rent, as determined in note xvi. above, if applicable, from
(2)	Total annual rent, as determined in note xv. above,
and
b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, the Property Manager, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

xviii.
For the purpose of comparing the first full lease payment Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to use the first day of the month following the first full lease payment, as shown on the Lease Agreement, if the first full lease payment is a day other than the first of the first full lease payment month, as shown on the Lease Agreement.

xix.
For the purpose of comparing the obligor Sample Characteristic for each Sample Owned Property and Lease (except for Sample Owned Property and Lease Numbers 67, 68, 69, 70, 71, 72, 73, 74, 75, 122, 160, 161 and 162), the Property Manager, on behalf of the Issuers, indicated that the obligor should be the same as the:

a.	Corporate guarantor or
b.	Tenant, if there is no corporate guarantor,
both as shown on the Lease Agreement.

For the purpose of comparing the obligor Sample Characteristic for Sample Owned Property and Lease Numbers 67, 68, 69, 70, 71, 72, 73, 74, 75, 122, 160, 161 and 162, the Property Manager, on behalf of the Issuers, instructed us to use the Website as the Source.

xx.
For the purpose of comparing the corporate guarantor Sample Characteristic for each Sample Owned Property and Lease, the Property Manager, on behalf of the Issuers, instructed us to note agreement if the corporate guarantor, as shown on the Preliminary Data File, matched any one of the corporate guarantors, as shown on the Lease Agreement.  We performed no procedures to reconcile any contradictory information contained on the Lease Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Property Manager, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Characteristic Differences

Sample Owned Property and Lease Number	Sample Characteristic	Preliminary Data File Value	Source Value

25	Building SF	2,710	2,514
	Acres	0.64	0.49

63	Acres	0.30	0.80

78	Acres	1.05	0.42

86	Concept	Arby’s	Sam’s Spa Nail Supply

108	Acres	1.45	1.55

124	Concept	Mirabito	Xtra Mart

125	Concept	Mirabito	Xtra Mart

126	Concept	Mirabito	Xtra Mart

127	Address
	Concept	Mirabito	Xtra Mart

128	Concept	Mirabito	Xtra Mart

129	Concept	Mirabito	Xtra Mart/Sunoco

130	Concept	Mirabito	Xtra Mart/Sunoco

131	Concept	Mirabito	Xtra Mart

134	Address

148	Concept	Children’s Courtyard	Crabapple Academy at Windermere

149	Concept	Mister Car Wash	Autobuffs Express

150	Concept	Mister Car Wash	Autobuffs Express

164	Concept	Mirabito	Xtra Mart

Exhibit 2 to Attachment A Page 2 of 2

Note:

The Property Manager, on behalf of the Issuers, indicated that the concepts for Sample Owned Property and Lease Numbers 124, 125, 126, 127, 128, 129, 130, 131, 148, 149, 150 and 164 are expected to be rebranded as the corresponding Preliminary Data File values shown after the closing of the securitization transaction.

We performed no procedures to determine the accuracy completeness or reasonableness of the information provided by the Property Manager, on behalf of the Issuers, that is described above.

Exhibit 3 to Attachment A

Sample Characteristic Differences Between the Preliminary Data File and Data File

Sample Owned Property and Lease Number	Sample Characteristic	Preliminary Data File Value	Data File Value

25	Building SF	2,710	2,514
	Acres	0.64	0.49

63	Acres	0.30	0.80

78	Acres	1.05	0.42

86	Concept	Arby’s	Sam’s Spa Nail Supply

95	Escalation description	Fixed schedule, 1/1/2018 - $8,708.33 per mo.; 1/1/2023 - $9,579.17; 1/1/2028 - $10,537.08	10.00% every 5 years

106	Escalation description	N/A	None

108	Acres	1.45	1.55

127	Address

134	Address